Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ 768,640	$ 732,618
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	766,407	730,379
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,806	169,445
Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,206	14,671
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	74,128	67,814
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	32,300	35,033
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	405,633	390,027
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	54,334	53,389
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,233	2,239
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	748,015	714,889
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	745,782	712,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,788	169,402
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,191	14,670
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	74,128	67,814
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	32,300	35,033
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	385,493	372,903
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	53,882	52,829
Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,475	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,475	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18	44
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	14	1
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,131	15,587
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	312	413
Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,150	1,685
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,150	1,685
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,009	1,538
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	141	147
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	769,696	733,508
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	767,462	731,269
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,832	169,457
Gross carrying amount | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,213	14,676
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	74,130	67,816
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	32,300	35,034
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	406,568	390,810
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	54,421	53,475
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,233	2,239
Gross carrying amount | 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	250,024	243,966
Gross carrying amount | 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	248,802	242,660
Gross carrying amount | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,573	168,525
Gross carrying amount | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	811	862
Gross carrying amount | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	36,689	27,158
Gross carrying amount | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,009	10,613
Gross carrying amount | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,993	6,491
Gross carrying amount | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,727	29,011
Gross carrying amount | 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,222	1,307
Gross carrying amount | 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	273,131	275,178
Gross carrying amount | 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	272,281	274,337
Gross carrying amount | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	215	877
Gross carrying amount | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,095	11,150
Gross carrying amount | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,958	15,860
Gross carrying amount | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	13,575	12,978
Gross carrying amount | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	196,897	216,824
Gross carrying amount | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	20,541	16,649
Gross carrying amount | 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	850	840
Gross carrying amount | 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	97,400	85,731
Gross carrying amount | 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	97,400	85,731
Gross carrying amount | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,359	832
Gross carrying amount | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,073	8,870
Gross carrying amount | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,423	7,138
Gross carrying amount | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	82,867	68,444
Gross carrying amount | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	678	447
Gross carrying amount | 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	115,547	103,308
Gross carrying amount | 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	115,386	103,216
Gross carrying amount | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	463	996
Gross carrying amount | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	14,319	15,207
Gross carrying amount | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,095	4,157
Gross carrying amount | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	89,738	76,147
Gross carrying amount | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,770	6,708
Gross carrying amount | 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	161	92
Gross carrying amount | 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,802	23,102
Gross carrying amount | 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30,802	23,102
Gross carrying amount | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	56
Gross carrying amount | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	485	837
Gross carrying amount | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,091	721
Gross carrying amount | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	198	147
Gross carrying amount | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,486	20,891
Gross carrying amount | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	499	450
Gross carrying amount | 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,792	2,222
Gross carrying amount | Credit-impaired (defaulted) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,792	2,222
Gross carrying amount | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,586	2,012
Gross carrying amount | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	206	210
Gross carrying amount | Credit-impaired (defaulted) | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,788	169,402
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,198	14,675
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	74,130	67,816
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	32,300	35,034
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	385,666	373,032
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	53,897	52,846
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,573	168,525
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	811	862
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	36,689	27,158
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,009	10,613
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,993	6,491
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,727	29,011
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	215	877
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25,095	11,150
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,958	15,860
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	13,575	12,978
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	195,590	215,332
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	20,539	16,646
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,354	832
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,073	8,870
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,423	7,138
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	80,534	66,202
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	659	427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	462	996
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	14,319	15,207
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,095	4,157
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	82,633	69,450
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,619	6,426
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	476	836
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,091	721
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	198	147
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	20,916	15,557
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	353	336
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	56
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,316	15,767
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	317	419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,307	1,493
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2	2
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,333	2,242
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	19	20
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,106	6,698
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	151	283
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43	56
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	9	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,570	5,334
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	146	114
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,586	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	206	210
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,586	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	206	210
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,057)	(890)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,057)	(890)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(26)	(12)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(7)	(6)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(935)	(783)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(87)	(86)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(197)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(197)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(173)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(16)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(217)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(217)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(26)	(12)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(185)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(5)	(6)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(643)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(643)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(577)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ (66)	$ (63)